Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [abstract]
MATERIAL ACCOUNTING POLICIES
3.	MATERIAL ACCOUNTING POLICIES

a)	Cash and cash equivalents

Cash and cash equivalents include cash at banks and on-hand, and short-term deposits with a remaining maturity at initial recognition of three months or less. Amounts that are not accessible by the Company, including funds held by the New York State authority, are not classified as cash or cash equivalents and are presented separately in the statement of financial position.

b)	Foreign currencies

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign currency monetary items are translated at the period-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items or on the settlement of monetary items denominated in currencies other than the functional currency are recognized in profit or loss in the statements of loss in the period in which they arise.

Monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur in the foreseeable future are considered to form part of the Company’s net investment in that foreign operation. Exchange differences arising on such monetary items are recognized in other comprehensive income in the consolidated financial statements and accumulated within the currency translation adjustment component of equity.

Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. Nonmonetary items that are measured at historical cost in a foreign currency are translated at the exchange rate in effect at the date of the transaction. Foreign currency differences are generally recognized in profit or loss. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognised in OCI or profit or loss are also recognised in OCI or profit or loss, respectively).

Parent and subsidiary companies

The financial results and position of operations whose functional currency is different from the presentation currency are translated as follows:

●	assets and liabilities are translated at period-end exchange rates prevailing at that reporting date; and

●	income and expenses are translated at the average exchange rates for the period.

Exchange differences are transferred directly to the consolidated statements of loss and other comprehensive loss and are included in a separate component of equity titled “Currency translation adjustment”. These differences are recognized in profit or loss in the period in which the operation is disposed.

c)	Inventories

Production inventories

Ore in stockpiles and concentrate stockpiles are recorded at weighted average cost and measured at the lower of cost and net realizable value. Cost is determined on a weighted-average basis and comprises all costs of purchase, costs of conversion, depreciation and other costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

When inventories are sold, the carrying amount of those inventories is recognized as an expense in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories is recognized as an expense in the period the write-down or loss occurs.

Materials and supplies

Materials and supplies inventory are recorded on a first-in-first-out (“FIFO”) basis and measured at the lower of cost and net realizable value. Costs include acquisition, freight and other directly attributable costs. A periodic review is undertaken to determine the extent of any provision for physical obsolescence. Major spare parts and standby equipment are included in property, plant, and equipment when they are expected to be used over more than one period, if they can only be used in connection with an item of property, plant and equipment.

c)	Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. All financial instruments are initially recorded at fair value, adjusted for directly attributable transaction costs except for those recognized as fair value through profit and loss. The Company determines each financial instrument’s classification upon initial recognition. Measurement in subsequent periods depends on the financial instrument’s classification.

Financial assets

Under IFRS 9, financial assets are classified into three measurement categories on initial recognition: fair value through profit and loss (“FVTPL”), fair value through other comprehensive income (“FVOCI”) and amortized cost. Measurement and classification of financial assets is dependent on the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial asset.

Financial assets at amortized cost (debt instruments)

The Company measures financial assets at amortized cost if both of the following conditions are met: the financial asset is held with the objective to collect contractual cash flows; and the contractual terms of the financial asset give rise to cash flows that are solely payments of principal and interest (“SPPI”). This is referred to as the SPPI test.

Financial assets at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Interest received is recognized as part of finance income. Gains and losses are recognized when the asset is derecognized, modified or impaired.

The Company’s financial assets at amortized cost include cash and cash equivalents, trade and other receivables, other assets, restricted deposit, and other receivables.

d)	Financial instruments

Fair value of financial instruments

The carrying values of cash, accounts receivable, accounts payable and accrued liabilities approximate their fair values due to the short-term nature of these instruments. The carrying values of lease liabilities, debt and related party loans approximate their fair values as these instruments bear interest at rates comparable to current market rates.

Impairment

An expected credit loss (“ECL”) impairment model applies which requires a loss allowance to be recognized based on ECLs. For trade receivables the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognises a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. Financial liabilities classified as FVTPL are measured at fair value, with changes in fair value recognized in profit or loss. Transaction costs are recognized in profit or loss as incurred.

Loans and borrowings and payables

After initial recognition, interest-bearing loans and borrowings and trade and other payables are subsequently measured at amortized cost using the EIR method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statements of comprehensive loss. Gains and losses are recognized when the financial liability is derecognized.

The Company’s financial liabilities at amortized cost include accounts payable and accrual liabilities, Lease liability, Debt, and Related Party Loans.

A financial liability is derecognized when the associated obligation is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statements of income (loss) and comprehensive income (loss).

When the modification of the terms of an existing financial liability is not judged to be substantial and, consequently, does not result in derecognition, the amortized cost of the financial liability is recalculated by computing the present value of estimated future contractual cash flows that are discounted at the financial liability’s original EIR. Any resulting difference is recognised immediately in profit or loss.

e)	Mineral properties, plant and equipment

Mineral properties

Mineral properties are carried at cost, less accumulated depletion and any accumulated impairment charges and include:

●	The cost of exploration properties acquired;

●	Development costs on an area of interest once management has determined the property has achieved technical feasibility and commercial viability. Development expenditure includes operating and site administration costs.

●	Development costs on a property after commercial production is achieved when it is probable that additional economic benefit will be derived from future operations.

Mining properties are depleted over the economic life of the property on a units-of-production basis based on mineral reserves and, where included in the mine plan, mineral resources.

Plant and equipment

Plant and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of plant and equipment includes its purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated shutdown and restoration costs associated with dismantling and removing the asset.

Depreciation is provided at rates calculated to write off the cost of plant and equipment, less their estimated residual value, using the straight-line method or unit-of-production method over their expected useful lives. The estimated useful lives of plant and equipment range from 60 to 85 months. Most assets are depreciated over 60 months, while certain assets have useful lives of 75 or 85 months based on their expected economic use.

Estimates of residual values and useful lives are reassessed annually and any change in estimate is taken into account in the determination of remaining depreciation charges. Depreciation commences on the date when the asset is available for use. Construction in progress assets are not depreciated until they are available for use and reclassified to the appropriate category of plant and equipment.

e)	Exploration, evaluation and graphite project expenses

Exploration and evaluation expenses comprise costs that are directly attributable to:

●	researching and analyzing existing exploration data;

●	conducting geological studies, exploratory drilling and sampling;

●	examining and testing extraction and treatment methods; and

●	activities in relation to evaluating the technical feasibility and commercial viability of extracting a mineral resource.

All exploration and evaluation expenditures are expensed. When technical feasibility and commercial viability have been determined and the subsequent costs incurred for the development of that project are capitalized as mining properties, plant and equipment, as appropriate.

Costs related to downstream processing initiatives, including preliminary economic assessments, engineering studies and feasibility evaluations in respect of the Company’s Graphite Processing Initiative, are expensed as incurred unless the recognition criteria under IAS 38, Intangible Assets, are met.

f)	Reclamation and remediation provision

Reclamation and remediation provisions arise due to legal or constructive obligations as a result of the Company’s exploration, development and operating activities, and are recorded in the year in which the activity generating the liability is incurred. The estimated present value of such reclamation and remediation costs, calculated using a risk-free, pre-tax discount rate, are capitalized to the corresponding asset along with the recording of a corresponding liability as soon as the obligation to incur such cost arises. The liability is adjusted each period for the unwinding of the discount rate, changes to the current market-based discount rate and for the amount or timing of the underlying cash flows needed to settle the obligation. Changes in reclamation and remediation estimates are accounted for prospectively as changes in the corresponding capitalized cost, unless the decrease in the liability exceeds the carrying amount of the related asset, in which case the excess is recognised in profit or loss. Further, the estimated present value of reclamation and remediation costs and changes in a provision associated with exploration and evaluation expenditures are also recognized in profit or loss

g)	Revenue

IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) applies to all revenue arising from contracts with customers. The revenue standard establishes a five-step model to account for revenue arising from contracts with customers. It requires revenue to be recognized when (or as) control of a good or service transfers to a customer at an amount that reflects the consideration to which an entity expects to be entitled. Under the Company’s concentrate sales agreements, revenue is generally recognized when control of the concentrate transfers to the customer, which typically occurs upon delivery to the customer. The Company’s sales arrangements provide for smelting and refining charges, which are deducted from the final settlement amount. These charges are considered part of the transaction price under IFRS 15 and are therefore presented as a reduction of revenue.

Revenue is generated from the sale of zinc concentrate. The Company does not sell on commercial terms that requires it to provide freight services after the date at which control of the product passes to the customer. As such, the Company’s sole performance obligation relates to the delivery of zinc concentrates to its customer with each separate shipment representing a separate performance obligation. Revenue is recognized at the point in time when the customer obtains control of the product. Control is achieved when the product is delivered to the customer; the Company has a present right to payment for the product; significant risks and rewards of ownership have transferred to the customer according to contract terms; and there is no unfulfilled obligation that could affect the customer’s acceptance of the product.

The amount of revenue recorded is based on the expected final pricing of the shipment, as specified in the pricing terms with the customer; and the net amount of metal for which the Company will receive payment. Fair value adjustments are made in subsequent periods based on fluctuations in expected final pricing until the date of final settlement (“provisional pricing adjustments”). These provisional pricing adjustments (both gains and losses) are recorded in revenue in the Statements of Income (Loss) and Other Comprehensive Income (Loss) and in trade receivables on the Statements of Financial Position.

h)	Impairment of non-financial assets

At each reporting period the Company assesses whether there is an indication that an asset or group of assets may be impaired. When impairment indicators exist, or when the decision to proceed with the development of a particular project is taken based on its technical and commercial viability, the Company estimates the recoverable amount of the asset or group of assets and compares it against the carrying amount. The recoverable amount is the higher of the fair value less cost of disposal (“FVLCD”) and the asset’s value in use. If the carrying value exceeds the recoverable amount, an impairment loss is recorded in the consolidated statements of loss and other comprehensive loss for the period.

In calculating the recoverable amount, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessment of the time value of money and the risks specific to the asset. The cash flows are based on best estimates of expected future cash flows from the continued use of the asset.

i)	Income taxes

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the company operates and generates taxable income.

Income tax is recognized in net income for the period except to the extent that it relates to items recognized either in other comprehensive income or directly in equity, in which case it is recognized in other comprehensive income or equity, respectively. Deferred tax is provided using the balance sheet method whereby deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they are realized or settled, based on the laws that have been enacted or substantively enacted by the balance sheet date. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realise the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

j)	Income per share

Basic income per share calculations are based on the net income (loss) for the year divided by the weighted average number of common shares issued and outstanding during the respective periods.

Diluted income per share calculations are based on the net income attributable to common shareholders for the respective periods divided by the weighted average number of common shares outstanding during the period plus the effects of dilutive common share equivalents. The Company uses the treasury stock method to determine the dilutive effect of stock options and other dilutive instruments. The treasury stock method assumes that proceeds received from the in-the-money options and other dilutive instruments are used to repurchase common shares at the prevailing market rate.